Securities-Pre-Tax Net Securities Gains (Losses) by Type (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	$ 141	$ 162	$ 48
U.S. Treasury
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	60	83	77
Commercial MBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	16	11	0
State and political subdivisions
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	13	0	(3)
Foreign covered bonds
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	8	7	0
Non-agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	2	96	36
Non-agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	(1)	(68)	(58)
European floating rate notes
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	8	(34)	(39)
Corporate bonds
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	4	29	0
Other securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	$ 31	$ 38	$ 35